Provisions for Contingencies and Charges - Provisions Rollforward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provisions
Beginning of period	$ 43	$ 43
Additional provision	2	8
Payments	(8)	(11)
Revaluation	5	3
End of period	48	43
ENVIRONMENTAL RESTORATION OBLIGATIONS
Provisions
Beginning of period	7	8
Additional provision	0	(1)
Payments	0	0
Revaluation	5	0
End of period	17	7
ENVIRONMENTAL COSTS
Provisions
Beginning of period	16	16
Additional provision	0	0
Payments	0	0
Revaluation	0	0
End of period	16	16
LEGAL CLAIMS
Provisions
Beginning of period	4	3
Additional provision	0	2
Payments	(1)	(1)
Revaluation	0	0
End of period	3	4
SEVERANCES
Provisions
Beginning of period	3	3
Additional provision	2	5
Payments	(3)	(5)
Revaluation	0	0
End of period	2	3
ONEROUS CONTRACT
Provisions
Beginning of period	3	6
Additional provision	0	0
Payments	(2)	(3)
Revaluation	0	0
End of period	1	3
OTHERS
Provisions
Beginning of period	10	7
Additional provision	0	2
Payments	(2)	(2)
Revaluation	0	3
End of period	$ 9	$ 10